Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 210,256	$ 203,850	$ 173,532
Other comprehensive income (loss) net of tax:
Net unrealized gains (losses) on available-for-sale securities	39,195	(21,136)	(7,587)
Reclassification adjustment of net gain (loss) from sale of available-for-sale securities included in net income	(9)	0	3,499
Related tax benefit (expense)	(8,915)	6,156	1,503
Other comprehensive income (loss) on available-for-sale securities, net of tax	30,271	(14,980)	(2,585)
Net unrealized gain (loss) on long-term borrowing hedges	(30,127)	23,943	29,653
Related tax benefit (expense)	6,854	(5,684)	(10,897)
Other comprehensive income (loss) on cash flow hedges of borrowings, net of tax	(23,273)	18,259	18,756
Other comprehensive income (loss)	6,998	3,279	16,171
Comprehensive income	$ 217,254	$ 207,129	$ 189,703